Segment and Customer Information	3 Months Ended
Nov. 25, 2017
Segment Reporting [Abstract]
Segment and Customer Information
Segment and Customer Information
The Company has organized its operations into one operating segment that sells its branded nutritional foods and snacking products designed around the nutrition principles of the Atkins eating approach. The results of the operating segment are reviewed by the Company’s chief operating decision maker to make decisions about resource expenditures and assessing financial performance. This operating segment is therefore the Company’s only reportable segment.